UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Georgia (0.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/43	Aa3	$1,000,000	$1,156,520

			1,156,520
Guam (1.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	750,000	830,048

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,126,890

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	498,375

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	Baa2	350,000	388,007

			2,843,320
Mississippi (0.8%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	1,550,000	1,550,000

			1,550,000
New York (0.6%)

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 5s, 2/1/41	AAA	1,000,000	1,157,890

			1,157,890
Pennsylvania (90.5%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/33	AA-	2,230,000	2,647,188

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A3	1,000,000	1,116,930

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,019,513
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	543,335
(Duquesne U. of the Holy Spirit), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,177,540
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,071,180
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,331,984
(Duquesne U. of the Holy Spirit), Ser. A, 5s, 3/1/19	A2	300,000	332,403

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,241,920
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	AA-	1,055,000	1,093,571
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,121,860

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	AA-	1,000,000	1,044,240

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	A+	1,000,000	1,143,710

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20)
(FirstEnergy Generation, LLC), Ser. A, 3 1/2s, 4/1/41	Baa3	1,000,000	1,028,610
(FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	1,400,000	1,440,054

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA-	2,000,000	2,278,540

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,122,460

Burrell, School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	Baa1	230,000	230,771

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,663,035

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA	115,000	115,369

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,290,040

Chester Cnty., G.O. Bonds
5s, 7/15/36(FWC)	Aaa	750,000	912,578
5s, 7/15/20	Aaa	285,000	335,055

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	150,000	163,296

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,045,280

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,146,080

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.15s, 1/1/18	BBB+/F	730,000	769,238
(Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	1,350,000	1,484,285
(Diakon Lutheran Ministries), 5s, 1/1/36 (Prerefunded 1/1/17)	BBB+/F	1,860,000	1,926,030
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,155,810
(Diakon Lutheran Ministries), 5s, 1/1/27 (Prerefunded 1/1/17)	BBB+/F	750,000	776,625

Cumberland Valley, School Dist. G.O. Bonds, 5s, 11/15/26	AA-	1,100,000	1,344,046

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	1,500,000	1,643,955

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,713,450

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A-	1,000,000	1,263,710

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, NATL, 5s, 7/1/27 (Prerefunded 7/1/17)	AA-	1,000,000	1,059,060

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	800,000	869,192
5s, 1/1/30	A	1,000,000	1,171,280

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,111,531

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5s, 7/1/25	Baa2	500,000	548,420

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds
(Willow Valley Cmnty.), 5s, 12/1/39	A/F	750,000	846,795
(Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/34	Baa3	200,000	217,134
(Millersville U. Student Hsg. & Svcs., Inc.), 5s, 7/1/30	Baa3	410,000	448,319

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Baa1	1,500,000	1,619,430

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,083,660
(Mercyhurst College), 5.35s, 3/15/28	BBB-	1,000,000	1,083,120

Erie, Wtr. Auth. Rev. Bonds, 5s, 12/1/43(FWC)	A2	1,000,000	1,148,780

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,177,780

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	893,100

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	BB-/P	1,000,000	1,024,660

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,123,670

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds (Landis Homes Retirement Cmnty.), Ser. A, 5s, 7/1/45	BBB-/F	1,000,000	1,042,330

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5s, 11/1/35	A	1,000,000	1,136,800
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,044,090

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.01s, 7/1/34	A-1	1,695,000	1,695,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	1,046,310

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,080,050

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5 3/8s, 5/1/28	BBB	500,000	572,180

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5s, 11/15/22	A-	1,015,000	1,178,080

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA	1,360,000	1,481,543

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A1	1,250,000	1,431,863

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,157,980

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	A-	2,000,000	2,211,640

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,943,323

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,052,500
Ser. A, 5s, 1/1/32	A-	500,000	548,595

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB	1,000,000	1,075,740
5 1/4s, 4/1/30	BBB	1,060,000	1,137,391

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	BBB+	965,000	1,041,939

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,376,300

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,259,618

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,419,178

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	AA	1,000,000	1,026,230

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	2,182,600

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,713,060
(Moravian College), 5s, 7/1/31	BBB+	500,000	561,205

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	250,000	275,545

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5s, 6/1/31	AA	1,500,000	1,668,135

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,100,000	1,231,967

PA State G.O. Bonds, Ser. 1, 5s, 11/15/30	Aa3	1,500,000	1,768,680

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5s, 12/31/38	BBB	1,000,000	1,115,220
(PA Bridges Finco LP), 5s, 12/31/34	BBB	1,250,000	1,411,238
(Forum PL), 5s, 3/1/34	A+	2,000,000	2,224,920
(UPMC Oblig. Group), Ser. A, 5s, 2/1/34	Aa3	1,000,000	1,146,080
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,077,760

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	553,270

PA State Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A1	1,000,000	1,079,780

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2 1/4s, 7/1/41	A-	750,000	761,168

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,481,057
(Waste Mgmt., Inc.), Ser. A, 2 5/8s, 11/1/21	A-	750,000	763,658

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	653,140

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,117,080
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	AA	1,020,000	1,061,534
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5s, 11/1/42	Baa3	500,000	520,645
(East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	734,622
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,101,910
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,088,120
(La Salle U.), 5s, 5/1/37	BBB	500,000	532,265
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	263,735
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	539,565
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	574,320
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	572,890
(Temple U.), Ser. 1, 5s, 4/1/31	Aa3	1,000,000	1,154,150
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	209,152
(U. of PA), Ser. B, U.S. Govt. Coll., 5s, 9/1/25 (Prerefunded 9/1/19)	AA+	1,150,000	1,315,255
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	345,817

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95s, 10/1/33	AA+	1,000,000	1,009,410
Ser. 15-117A, 3.95s, 10/1/30	AA+	900,000	919,710

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,950,437
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	272,283

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5s, 6/15/34	AA	1,220,000	1,384,139
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,362,300
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	AA	2,000,000	2,042,040

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	500,000	560,855
(Motor License Fund), 5s, 12/1/42	A2	1,000,000	1,103,660
Ser. A, 5s, 12/1/38	A1	600,000	680,802
(Motor License Fund), Ser. A1, 5s, 12/1/38	A2	2,000,000	2,233,760
Ser. B, 5s, 12/1/22	A1	2,075,000	2,369,380
zero %, 12/1/37	A2	1,000,000	845,190
zero %, 12/1/34	A2	2,250,000	1,907,910

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,428,959
Ser. C, zero %, 12/1/38	AA	3,000,000	1,323,660

PA State U. Rev. Bonds, 5s, 3/1/35	Aa1	1,000,000	1,136,040

Philadelphia, G.O. Bonds
Ser. B, AGC, U.S. Govt. Coll., 7 1/8s, 7/15/38 (Prerefunded 7/15/16)	AA	500,000	512,420
Ser. A, 5 1/4s, 7/15/27	A+	1,000,000	1,192,890
CIFG, 5s, 8/1/23 (Prerefunded 8/1/16)	A+	1,980,000	2,017,858

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A2	1,500,000	1,731,810

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5s, 12/1/31	A+	1,500,000	1,720,365

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	1,002,371
(Master Charter School), 6s, 8/1/35	BBB+	1,000,000	1,098,330

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	A-	1,250,000	1,386,625
5s, 8/1/33	A-	1,645,000	1,923,268

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,299,601	230
6 5/8s, 7/1/21 (In default)(NON)	D/P	679,545	68

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.01s, 7/1/25	VMIG1	2,015,000	2,015,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A+	1,000,000	1,142,180

Philadelphia, School Dist. G.O. Bonds, Ser. A, 5s, 9/1/34	Ba2	1,000,000	1,061,300

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,500,000	1,702,995

Pittsburgh, G.O. Bonds
BAM, 5s, 9/1/25	AA	1,000,000	1,217,590
Ser. B, 5s, 9/1/25	A1	1,250,000	1,491,600

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Baa1	2,000,000	2,258,340

Reading, School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/1/33	AA	1,000,000	1,136,910

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,077,360

South Central, Gen. Auth. Rev. Bonds (Wellspan Hlth. Oblig. Group), 5s, 6/1/24	Aa3	310,000	380,088

State College, Area School Dist. G.O. Bonds, 5s, 3/15/40	AA	750,000	864,705

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	615,072
5s, 1/1/27	Baa3	350,000	390,625

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,781,584

Upper Moreland Twp., School Dist. G.O. Bonds
AGC, 5s, 9/1/28	Aa2	800,000	850,432
AGC, U.S. Govt. Coll., 5s, 9/1/28 (Prerefunded 9/1/17)	Aa2	835,000	890,093

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, U.S. Govt. Coll., 5 1/2s, 7/1/17 (Escrowed to maturity)	AAA/P	1,200,000	1,264,968

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA	1,500,000	1,643,370

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5s, 7/1/35	BBB-/F	500,000	530,185

West York, School Dist. G.O. Bonds, 5s, 4/1/22	AA-	1,215,000	1,447,891

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A-	500,000	550,955
(U. of Scranton), 5s, 11/1/35	A-	1,000,000	1,140,510
(Wilkes U.), 5s, 3/1/22	BBB	625,000	649,349

			182,137,717
Puerto Rico (2.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	BBB-	1,760,000	1,773,605
5 3/8s, 5/15/33	BBB	630,000	643,425

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/18	AA-	65,000	67,216
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	Ca	1,435,000	1,592,333

			4,076,579
South Carolina (0.8%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A, 5s, 12/1/50	AA-	1,500,000	1,667,550

			1,667,550
Texas (0.5%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	1,015,000	1,015,000

			1,015,000
Utah (0.5%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.01s, 5/15/37	VMIG1	1,000,000	1,000,000

			1,000,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	442,272
Ser. A-1, 5s, 10/1/39	Baa2	600,000	648,240
Ser. A, 5s, 10/1/25	Baa2	450,000	500,090

			1,590,602
TOTAL INVESTMENTS

Total investments (cost $185,755,304)(b)			$198,195,178

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $201,252,002.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $185,636,849, resulting in gross unrealized appreciation and depreciation of $15,648,662 and $3,090,333, respectively, or net unrealized appreciation of $12,558,329.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	19.7%
	Education	19.4
	Local debt	16.5
	Utilities	11.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$198,194,880	$298

Totals by level	$—	$198,194,880	$298

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016